Business Combinations - Summary of Number of Acquisitions Completed and Details of Goodwill and Consideration (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) Acquisition	Dec. 31, 2019 USD ($) Acquisition	Dec. 31, 2018 USD ($) Acquisition
Disclosure of detailed information about business combination [line items]
Goodwill	$ 9,032	$ 9,093
Business combinations [member]
Disclosure of detailed information about business combination [line items]
Goodwill	157	310	$ 1,754
Consideration	$ 358	$ 758	$ 4,346
Business combinations [member] | Continuing operations [member]
Disclosure of detailed information about business combination [line items]
Number of acquisitions | Acquisition	17	57	42
Goodwill	$ 143	$ 292	$ 1,718
Consideration	$ 352	$ 754	$ 4,308
Business combinations [member] | Continuing And Discontinued Operations [Member]
Disclosure of detailed information about business combination [line items]
Number of acquisitions | Acquisition	17	58	44
Goodwill	$ 143	$ 292	$ 1,718
Consideration	352	758	4,346
Business combinations [member] | Adjustments to Provisional Prior Year Acquisitions [member]
Disclosure of detailed information about business combination [line items]
Goodwill	14	$ 18	$ 36
Consideration	$ 6
Business combinations [member] | Europe Materials [member] | Continuing operations [member]
Disclosure of detailed information about business combination [line items]
Number of acquisitions | Acquisition	4	15	10
Goodwill		$ 4	$ 56
Consideration	$ 7	$ 71	$ 103
Business combinations [member] | Americas Materials [member] | Continuing operations [member]
Disclosure of detailed information about business combination [line items]
Number of acquisitions | Acquisition	7	27	24
Goodwill	$ 53	$ 35	$ 1,575
Consideration	$ 163	$ 182	$ 3,957
Business combinations [member] | Building Products [member] | Continuing operations [member]
Disclosure of detailed information about business combination [line items]
Number of acquisitions | Acquisition	6	15	8
Goodwill	$ 90	$ 253	$ 87
Consideration	$ 182	$ 501	$ 248
Business combinations [member] | Europe Distribution [member] | Discontinued Operations [Member]
Disclosure of detailed information about business combination [line items]
Number of acquisitions | Acquisition		1	2
Consideration		$ 4	$ 38